Long-term debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt	Long-term debt consists of the following:

	December 31,
	2012	2013
Term loans:
ASMPT, LIBOR+2.5%	18,948	—

Current portion	6,316	—
Non-current portion	12,632	—

Schedule Of Long-Term Debt, Including Current Portion, In Local Currencies	Long-term debt, including current portion, in local currencies is as follows (in thousands):

	December 31,
	2012	2013
US dollar	25,000	—